Supplemental Cash flow Information	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
Supplemental Cash flow Information	SUPPLEMENTAL CASH FLOW INFORMATION
The changes in non-cash working capital during the years ended December 31, 2022 and 2021 were as follows:

	2022	2021
Increase in trade and other receivables	$(14,416)	$(3,815)
(Increase) decrease in inventories	(69,607)	20,221
(Increase) decrease in prepaid expenses and other current assets	(4,928)	2,840
(Decrease) increase in accounts payable and accrued liabilities	(2,661)	37,410
Increase in other current liabilities	3,792	—
Changes in non-cash working capital	$(87,820)	$56,656